SHARE BASED COMPENSATION - Restricted Ordinary Shared (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2019 USD ($)
Restricted shares' activities
Stock compensation expense | ¥		¥ 14,400
Total unrecognized compensation expense | $				$ 0
Restricted shares
Restricted shares' activities
Unvested, beginning balance		65,885,417	137,760,417
Vested		(65,885,417)	(71,875,000)
Unvested, ending balance	137,760,417		65,885,417
Stock compensation expense | ¥	¥ 8,569	¥ 5,551	¥ 5,808